CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net earnings	$ 419.2	$ 427.6	$ 288.0
Other comprehensive (loss) income:
Foreign currency translation	(182.8)	(265.9)	52.7
Translation adjustments on net investment hedge, net of income taxes of $19.2, $20.3 and $(5.4), respectively	34.5	36.1	(9.5)
Translation adjustments on long-term intercompany loans	(2.1)	0.2	(0.2)
Unrealized gain (loss) on investments, net of income taxes of $0.1, $2.1 and $(2.3), respectively	0.3	5.2	(0.3)
Defined benefit pension plans and retiree health care plan, net of income taxes of $7.8, $(8.6) and $5.2, respectively	19.3	(13.0)	5.1
Total other comprehensive (loss) income	(130.8)	(237.4)	47.8
Comprehensive income	$ 288.4	$ 190.2	$ 335.8